OPERATING DATA	12 Months Ended
Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Operating Data
NOTE 4: OPERATING DATA
4.1    Revenue
Revenue is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns and other similar allowances.
Revenue from the sale of goods is recognized when the Company has transferred to the buyer the significant risks and rewards of ownership of the goods, no longer retains control over the goods sold, the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably.
Revenue from the sale of iron ore is recognized when the risk and rewards of ownership are transferred to the buyer. The selling price is contractually determined on a provisional basis, based on a reliable estimate of the selling price and adjustments in the price may subsequently occur depending on movements in the reference price or contractual iron ore prices to the date of the final pricing and final product specifications.
ArcelorMittal records amounts billed to a customer in a sale transaction for shipping and handling costs as sales and the related shipping and handling costs incurred as cost of sales.
4.2    Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2017	2016	2015
Materials	42,813	34,276	41,788
Labor costs [1]	8,842	7,572	9,125
Logistic expenses	4,161	3,760	4,252
Depreciation and amortization	2,768	2,721	3,192
Impairment	206	205	4,764
Other	2,086	1,894	2,075
Total	60,876	50,428	65,196

1.	In 2016, labor costs include an 832 gain relating to changes in post-employment benefit plans in the US (see note 7.2).
4.3    Trade accounts receivable and other
Trade accounts receivable are initially recorded at their fair value and do not carry any interest. ArcelorMittal maintains an allowance for doubtful accounts at an amount that it considers to be a reliable estimate of losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for doubtful accounts, ArcelorMittal considers multiple factors including historical bad debt experience, the current economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for doubtful accounts are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance and a charge in selling, general and administrative expense when a specific account is deemed uncollectible and to provide for each receivable overdue by more than 180 days; an allowance is utilized when there is legal evidence that the receivable will not be collected. Based on historical experience, such receivables are generally not recoverable, unless it can be clearly demonstrated that the receivable is still collectible. Estimated unrecoverable amounts of trade receivables between 60 days and 180 days overdue are provided for based on past historic loss rate.
Trade accounts receivable and allowance for doubtful accounts

	December 31,
	2017	2016
Gross amount	4,056	3,158
Allowance for doubtful accounts	(193)	(184)
Total	3,863	2,974

The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers the credit terms must be approved by the credit committees of each reportable segment. Limits and scoring attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.

Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2017	2016
NAFTA	343	308
Brazil	857	693
Europe	2,052	1,464
ACIS	546	395
Mining	65	114
Total	3,863	2,974

Aging of trade accounts receivable

	December 31,			December 31,
	2017			2016
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,134	(4)	3,130	2,476	(6)	2,470
Overdue 1-30 days	538	(9)	529	292	(1)	291
Overdue 31-60 days	106	(1)	105	63	(1)	62
Overdue 61-90 days	34	—	34	32	(1)	31
Overdue 91-180 days	46	(13)	33	50	(6)	44
More than 180 days	198	(166)	32	245	(169)	76
Total	4,056	(193)	3,863	3,158	(184)	2,974

The movement in the allowance for doubtful accounts in respect of trade accounts receivable during the periods presented is as follows:

Balance as of December 31, 2014	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2015
175	41	(19)	(27)	170
Balance as of December 31, 2015	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2016
170	34	(25)	5	184
Balance as of December 31, 2016	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2017
184	34	(38)	13	193

The Company has established a number of programs for sales without recourse of trade accounts receivable to various financial institutions (referred to as true sale of receivables (“TSR”)). Through the TSR programs, certain operating subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are removed from the consolidated statements of financial position at the moment of sale.
4.4    Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,239 and 1,097 as of December 31, 2017 and 2016, respectively, are comprised of the following:

	December 31,
	2017	2016
Finished products	6,321	4,861
Production in process	4,049	3,264
Raw materials	5,883	5,141
Manufacturing supplies, spare parts and other	1,733	1,468
Total	17,986	14,734

Note 4.2 discloses the cost of inventories (materials) recognized as an expense during the year.
The movement in the inventory reserve is as follows:

Balance as of December 31, 2014	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2015
1,293	1,256	(637)	(205)	1,707
Balance as of December 31, 2015	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2016
1,707	473	(964)	(119)	1,097
Balance as of December 31, 2016	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2017
1,097	442	(404)	104	1,239

1.	Additions refer to write-downs of inventories including those utilized or written back during the same financial year.

2.	Deductions/releases correspond to write-backs and utilizations related to the current and prior periods.
4.5    Prepaid expenses and other current assets

	December 31,
	2017	2016
VAT receivables	822	672
Prepaid expenses and non-trade receivables	321	369
Financial amounts receivable	219	118
Income tax receivable	176	111
Receivables from public authorities	147	67
Receivables from sale of financial and intangible assets	118	34
Derivative financial instruments	87	243
Other [1]	41	51
Total	1,931	1,665

1.	Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.
4.6    Other assets
Other assets consisted of the following:

	December 31,
	2017	2016
Derivative financial instruments (see Note 6.1.5.)	995	189
Financial amounts receivable	345	297
Long-term VAT receivables	198	196
Cash guarantees and deposits	190	187
Receivables from public authorities	173	136
Accrued interest	96	91
Receivables from sale of financial and intangible assets	93	43
Income tax receivable	14	55
Other [1]	130	159
Total	2,234	1,353

1.	Other mainly includes assets in pension funds and other amounts receivable.
4.7    Trade accounts payable and other
Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value.
4.8    Accrued expenses and other liabilities
Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2017	2016
Accrued payroll and employee related expenses	1,787	1,560
Accrued interest and other payables	794	781
Payable from acquisition of intangible, tangible & financial assets	943	833
Other amounts due to public authorities	587	504
Derivative financial instruments	325	226
Unearned revenue and accrued payables	69	39
Total	4,505	3,943